Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible assets

Note 8 – Intangible assets

A.	Movement in carrying amount

	Goodwill	Technology	Development Costs	Other	Total
Cost
As of January 1, 2021	—	—	7,672	—	7,672
Acquisitions through business combinations	89,244	39,987	—	2,853	132,084
As of December 31, 2021	89,244	39,987	7,672	2,853	139,756
Acquisitions through business combinations	22,050	8,902	—	2,497	33,449
Effect of changes in exchange rates	—	(453)	—	48	(405)
As of December 31, 2022	111,294	48,436	7,672	5,398	172,800

Amortization and impairment losses
As of January 1, 2021	—	—	(3,232)	—	(3,232)
Amortization for the year	—	(3,189)	(775)	(301)	(4,265)
Impairment loss	(89,244)	(36,798)	(3,665)	(2,552)	(132,259)
As of December 31, 2021	(89,244)	(39,987)	(7,672)	(2,853)	(139,756)
Amortization for the year	—	(1,654)	—	(348)	(2,002)
Effect of changes in exchange rates	—	13	—	(10)	3
Impairment loss	(22,050)	(6,808)	—	(2,187)	(31,045)
As of December 31, 2022	(111,294)	(48,436)	(7,672)	(5,398)	(172,800)
Carrying amount
As of December 31, 2021	—	—	—	—	—
As of December 31, 2022	—	—	—	—	—

B.	Amortization

The current amortization of technology is allocated to the cost of revenues (in 2021 - also to the research and development expenses, net). The current amortization of development costs and backlogs (included in Other) is recognized in cost of revenues. Furthermore, the current amortization of trademarks (included in other) is recognized in selling and distribution expenses. Amortization is recognized on a straight-line basis, except for backlogs which are amortized when inventory is sold.

C.	Impairment testing for cash-generating units containing goodwill

For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to a group of cash-generating units, including those existing in the Group before the business combination, that are expected to benefit from the synergies of the combination. Therefore, the Group tests the goodwill acquired from the acquisition of GIS and Formatec Holding (2021: the goodwill acquired from the acquisition of DeepCube Ltd. (“DeepCube”), NanoFabrica and Essemtec), at the Group’s level, since the goodwill cannot be allocated to individual cash-generating units. Moreover, the Group recognized technology assets that were acquired in business combinations, as corporate assets that do not generate separate cash inflows and are utilized by more than one cash-generating unit. Those technology assets cannot be allocated reasonably and consistently to cash-generating units and therefore are allocated to the Group level.

The estimated recoverable amount of the cash generating units was based on the higher between the fair value less costs of disposal and the value-in-use of the Group. The value-in-use was determined by discounting the future cash flows to be generated from the continuing use of the Group, with the assistance of independent valuers. The carrying amount of the cash-generating units was determined to be higher than its recoverable amount and an impairment loss of $40,523 (2021: $140,290) was recognized. The impairment loss was allocated to goodwill, intangible assets and property plant and equipment, and is included in other expenses.

The estimated fair value less cost of sale of some property, plant and equipment assets and right of use assets was higher than its carrying amount, and therefore the impairment loss was not allocated to those assets.

Key assumptions used in calculation of recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rates, revenues terminal value growth rates and EBITDA (earnings before interest, tax, depreciation and amortization) margins. These assumptions are as follows:

(1) Discount rate

The discount rate was estimated based on an industry average weighted average cost of capital, without debt leveraging, and was estimated to 21% (2021: 20%). The discount rate is based on the risk-free rate for 20-year debentures issued by the government in the relevant market, and adjusted for a risk premium to reflect the increased risk of investing in equities, a small stock premium and a company specific risk premium.

(2) Revenues and revenues terminal growth rate

The Company’s estimated revenues are based on the Company’s budget, growth plans and available market information. Assumptions:

2022	2021
Revenues annual growth rate is expected to gradually decrease from 35.8% in 2023 to 21.5% in 2027.	Revenues annual growth rate is expected to gradually decrease from 33.33% in 2026 to 5% in 2029. From 2030 onward, revenues are expected to increase at an annual rate of 3%, which reflects the long-term growth rate assumed

(3) EBITDA margin

2022	2021
EBITDA margin is expected to gradually increase from negative 153.8% in 2023, to negative 47.6% in 2027.	EBITDA margin is expected to gradually increase from negative 280.7% in 2022 to 17.1% in 2030 onward, which represents the EBITDA margin assumed for the long-term. This estimation is supported by a sample of projected EBITDA margin of comparable companies, according to analyst reports

(4) Tax expense

In 2022, due to significant operating losses throughout the projection Period, no tax expenses was recognized. In 2021, the effective tax rate during the projection period was 16%.